Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Physical silver bullion cost	$ 3,847,488	$ 2,127,794
Percent value of net assets of the Trust	0.45%
Capital losses available for tax purposes	$ 4,360	4,334
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ (341)	$ (183)
Concentration Risk Location One [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	64.70%	39.60%
Concentration Risk Location Two [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	25.40%	60.30%
Concentration Risk Location Three [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	9.70%
Concentration Risk Location Four [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	0.10%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of silver	1.00%
Increase (decrease) in equity	$ 36,000	$ 24,100
Percentage decrease in market value of silver	1.00%